SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments

For the Years Ended December 31,	Wassa	Prestea	Other	Corporate	Total
2018
Revenue	183,078	89,939	—	—	273,017
Mine operating expenses	86,916	89,112	—	—	176,028
Severance charges	4,970	9,888	—	—	14,858
Operating costs from metal inventory	7,184	5,702	—	—	12,886
Inventory net realizable value adjustment and write-off	3,684	1,971	—	—	5,655
Royalties	9,508	4,794	—	—	14,302
Cost of sales excluding depreciation and amortization	112,262	111,467	—	—	223,729
Depreciation and amortization	22,066	11,873	—	—	33,939
Mine operating margin/(loss)	48,750	(33,401)	—	—	15,349
Income tax expense	12,350	—	—	—	12,350
Net income/(loss) attributable to non-controlling interest	3,043	(8,991)	—	—	(5,948)
Net income/(loss) attributable to Golden Star	27,994	(25,351)	(8,543)	(12,223)	(18,123)

Capital expenditures	35,420	11,414	—	—	46,834

2017
Revenue	$167,376	$148,121	$—	$—	$315,497
Mine operating expenses	115,625	81,753	—	—	197,378
Severance charges	6,316	2,916	—	—	9,232
Operating costs from/(to) metal inventory	5,080	(4,913)	—	—	167
Inventory net realizable value adjustment and write-off	2,410	—	—	—	2,410
Royalties	8,652	8,643	—	—	17,295
Cost of sales excluding depreciation and amortization	138,083	88,399	—	—	226,482
Depreciation and amortization	20,052	11,740	—	—	31,792
Mine operating margin	9,241	47,982	—	—	57,223
Net income attributable to non-controlling interest	1,693	495	—	—	2,188
Net income/(loss) attributable to Golden Star	$17,644	$50,050	$(3,701)	$(25,222)	$38,771

Capital expenditures	$21,583	$48,055	$—	$—	$69,638
Segmented Assets
The following table presents the segmented assets:

	Wassa	Prestea	Other	Corporate	Total
December 31, 2018
Total assets	$181,446	$147,815	$898	$87,828	$417,987

December 31, 2017
Total assets	$195,180	$158,715	$4,257	$2,237	$360,389